Business Combination and Deferred and Contingent Considerations on Acquisitions - Schedule of Non-Current Liabilities Payable Under the Deferred and Contingent Consideration Arrangements (Details) - BRL (R$)
R$ in Thousands
	Dec. 31, 2025	Dec. 31, 2024
Current deferred and contingent consideration:
Total current deferred and contingent consideration	R$ 277,348	R$ 277,183
Effecti [Member]
Current deferred and contingent consideration:
Total current deferred and contingent consideration	129,348	126,414
Leadlovers [Member]
Current deferred and contingent consideration:
Total current deferred and contingent consideration	62,277	56,799
Ipe [Member]
Current deferred and contingent consideration:
Total current deferred and contingent consideration	36,398	39,199
Datahub [Member]
Current deferred and contingent consideration:
Total current deferred and contingent consideration	27,853	26,938
Onclick [Member]
Current deferred and contingent consideration:
Total current deferred and contingent consideration	21,193	22,833
Smart NX [Member]
Current deferred and contingent consideration:
Total current deferred and contingent consideration		5,000
Munddi [Member]
Current deferred and contingent consideration:
Total current deferred and contingent consideration	R$ 279